                         SUPPLEMENT DATED MAY 31, 1999

                                       to

                          PROSPECTUS DATED MAY 1, 1999

                                      for

                Flexible Premium Variable Life Insurance Policy

                                   Issued by

                     MONY Life Insurance Company of America

                        MONY America Variable Account L


Effective May 31, 1999 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.


1.  Pages 5 and 50 of the prospectus are hereby amended to include a footnote
    (5) after the Worldwide Emerging Markets Fund Total Expenses percentage to read "1.50%(5)".


2. Pages 6 and 50 of the prospectus are hereby amended to include a new footnote (5) to include the following information:


          (5) Effective May 13, 1999 the investment adviser has voluntarily agreed to limit the Worldwide Emerging Market Fund's total annual operating expenses to 1.30% of the Fund's average daily net assets.



                        _______________________________



                            Prospectus Supplement to

                  VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS
                               Dated May 1, 1999

AMENDMENT TO PROSPECTUS

Effective May 13, 1999, the Adviser has voluntarily agreed to limit the Worldwide Emerging Markets Fund's total annual operating expenses to 1.30% of the Fund's average daily net assets.


                    Prospectus Supplement Dated May 13, 1999





Form No. 14352SL (5/31/99)                                   Reg. No. 333-06071
Form No. 14471SL (5/31/99)